Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Expenses [Abstract]
Disclosure of expense [Table Text Block]
	Year ended
	December 31, 2023	December 31, 2022
Finance costs:
Interest expense and fees	$9,308	$1,379
Interest on lease liabilities	52	84
Accretion	270	183
Loss allowance for trade receivables	-	(58)
	$9,630	$1,588
Operating costs:
Direct mine and production costs	$103,545	$94,521
Conversion costs	7,319	8,070
Product acquisition costs	15,354	24,426
Royalties	9,162	10,371
Distribution costs	8,540	9,169
Inventory write-down (note 5)	4,068	2,304
Depreciation and amortization	26,048	20,882
Iron ore costs	722	659
Insurance proceeds	-	(683)
	$174,758	$169,719
Employee compensation amounts included in the consolidated statements of income (loss):
Compensation	$14,962	$12,039
Share-based payments	(362)	2,372
	$14,600	$14,411

Total depreciation and amortization amounts included in the consolidated statements of income (loss):	$29,250	$23,278